UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.9%
Bank of America NA:
2.35%, 5/5/2009	36,500,000	36,500,000
3.7%, 3/26/2009	19,230,000	19,125,250
Bank of Nova Scotia, 0.7%, 4/23/2009	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.85%, 2/12/2009	50,000,000	50,000,000
BNP Paribas:
0.81%, 4/27/2009	32,000,000	32,000,000
2.29%, 2/10/2009	20,000,000	20,000,050
Calyon, 3.14%, 3/5/2009	22,000,000	22,000,000
DnB NOR Bank ASA, 0.9%, 4/28/2009	50,000,000	50,000,000
Mizuho Corporate Bank Ltd., 1.21%, 3/23/2009	75,000,000	75,001,038

Rabobank Nederland NV, 3.0%, 2/26/2009	40,000,000	40,000,000
Societe Generale, 0.97%, 4/27/2009	48,000,000	48,000,000
Svenska Handelsbanken AB:
1.35%, 3/31/2009	48,500,000	48,566,335
2.0%, 3/12/2009	48,500,000	48,500,000
Toronto-Dominion Bank:
2.0%, 5/12/2009	37,500,000	37,500,000
2.52%, 5/12/2009	24,800,000	24,801,337
US Bank NA, 0.6%, 5/26/2009	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $626,994,010)		626,994,010
Commercial Paper 47.7%
Issued at Discount **
ASB Finance Ltd., 3.1%, 3/6/2009	15,000,000	14,957,375
Australia & New Zealand Banking Group Ltd., 2.2%, 2/6/2009	45,500,000	45,486,097
Bank of America Corp.:
3.1%, 2/12/2009	38,000,000	37,964,005
3.22%, 2/6/2009	25,000,000	24,988,819
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,865,944
1.285%, 3/5/2009	55,500,000	55,436,607
Caisse d'Amortissement de la Dette Sociale, 0.65%, 4/3/2009	49,000,000	48,946,032
Coca-Cola Co., 0.52%, 7/6/2009	25,000,000	24,944,028
DnB NOR Bank ASA, 2.0%, 3/13/2009	37,000,000	36,917,778
Eli Lilly & Co.:
0.75%, 10/5/2009	45,000,000	44,769,375
1.45%, 2/17/2009	43,700,000	43,671,838
European Investment Bank:
0.85%, 6/11/2009	23,500,000	23,427,868
1.775%, 3/6/2009	38,000,000	37,938,171
2.13%, 5/5/2009	38,000,000	37,790,905
General Electric Capital Corp.:
2.84%, 2/6/2009	30,000,000	29,988,167
3.35%, 4/20/2009	55,000,000	54,600,792
Gotham Funding Corp., 1.1%, 3/3/2009	68,459,000	68,396,246
Greenwich Capital Markets, Inc., 3.1%, 3/9/2009	30,000,000	29,907,000
Hewlett-Packard Co.:
0.38%, 2/13/2009	50,000,000	49,993,667
0.39%, 4/20/2009	38,000,000	37,967,890
Johnson & Johnson:
0.15%, 3/30/2009	75,000,000	74,982,187
0.3%, 7/22/2009	40,000,000	39,943,000
Kellogg Co., 0.95%, 2/9/2009	25,000,000	24,994,722
Kingdom of Denmark, 0.75%, 4/22/2009	40,000,000	39,933,333
Liberty Street Funding LLC:
0.55%, 4/20/2009	50,000,000	49,940,417
0.75%, 5/19/2009	20,000,000	19,955,417
1.75%, 3/13/2009	10,000,000	9,980,555
Nieuw Amsterdam Receivables Corp., 0.4%, 2/9/2009	45,000,000	44,996,000
Nissan Motor Acceptance Corp.:
2.05%, 2/3/2009	25,000,000	24,997,153
2.1%, 2/4/2009	18,000,000	17,996,850
Pfizer, Inc.:
0.225%, 5/6/2009	30,000,000	29,982,375
0.5%, 5/11/2009	48,000,000	47,934,000
1.15%, 4/6/2009	24,000,000	23,950,933

1.2%, 3/19/2009	58,000,000	57,911,067
2.375%, 3/2/2009	38,000,000	37,927,299
2.52%, 3/2/2009	40,000,000	39,918,800
Procter & Gamble International Funding SCA:
1.4%, 3/4/2009	60,000,000	59,927,667
2.23%, 2/12/2009	35,000,000	34,976,151
Rabobank USA Financial Corp., 0.74%, 7/15/2009	25,000,000	24,915,722
Shell International Finance BV:
2.4%, 5/11/2009	22,000,000	21,854,800
2.5%, 3/9/2009	43,000,000	42,892,500
Societe Generale North America, Inc., 1.705%, 3/27/2009	40,000,000	39,897,700
Starbird Funding Corp.:
1.85%, 3/23/2009	82,000,000	81,789,306
1.9%, 3/19/2009	75,000,000	74,817,917
3.2%, 2/6/2009	21,000,000	20,990,667
Swedbank AB, 3.22%, 3/3/2009	30,000,000	29,919,500
Thunder Bay Funding LLC, 4.15%, 4/20/2009	36,000,000	35,676,300
Total Capital SA:
0.34%, 4/3/2009	76,000,000	75,956,215
0.39%, 3/30/2009	50,000,000	49,969,125
Toyota Motor Credit Corp.:
0.6%, 3/2/2009	45,000,000	44,978,250
0.75%, 2/3/2009	25,000,000	24,998,958
2.35%, 3/6/2009	56,000,000	55,879,367
Tulip Funding Corp., 0.65%, 2/23/2009	32,310,000	32,297,166
Verizon Communications, Inc.:
0.55%, 2/24/2009	5,000,000	4,998,243
0.55%, 2/25/2009	20,000,000	19,992,667
0.55%, 2/26/2009	20,000,000	19,992,361
Victory Receivables Corp.:
0.7%, 4/23/2009	50,000,000	49,921,250
1.05%, 2/23/2009	30,000,000	29,980,750
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	25,000,000	24,885,937
Westpac Banking Corp., 2.25%, 3/9/2009	58,500,000	58,368,375

Total Commercial Paper (Cost $2,318,179,606)		2,318,179,606
Short Term Notes* 12.9%
Abbey National Treasury Services PLC:
0.809%, 4/24/2009	17,500,000	17,500,000
2.417%, 2/20/2009	25,000,000	25,000,000
Australia & New Zealand Banking Group Ltd.:
144A, 2.409%, 7/10/2009	12,500,000	12,500,000
144A, 2.426%, 7/2/2009	25,000,000	25,000,000

Bank of America NA:
144A, 1.625%, 7/6/2009	40,000,000	40,000,000
2.181%, 2/27/2009	10,000,000	9,995,312
Bank of Nova Scotia, 3.056%, 5/6/2009	22,000,000	22,000,000
BNP Paribas, 2.445%, 5/13/2009	15,000,000	15,000,000
Calyon, 2.413%, 3/11/2009	30,000,000	30,000,000
Credit Agricole SA, 144A, 1.775%, 7/22/2009	40,000,000	40,000,000
ING Bank NV, 144A, 1.716%, 3/26/2009	12,500,000	12,500,000
Inter-American Development Bank, 1.144%, 2/19/2010	50,000,000	50,000,000
International Bank for Reconstruction & Development, 1.124%, 2/1/2010	40,000,000	40,000,000
Intesa Sanpaolo SpA, 0.866%, 5/13/2009	35,000,000	35,000,000
JPMorgan Chase & Co., 1.465%, 4/3/2009	40,100,000	40,099,657
Kreditanstalt fuer Wiederaufbau, 1.182%, 1/21/2010	42,000,000	42,000,000

Metropolitan Life Global Funding I, 144A, 1.647%, 5/11/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
1.631%, 4/7/2009	17,500,000	17,500,000
144A, 2.438%, 2/19/2009	25,000,000	25,000,000
Natixis, 2.442%, 4/6/2009	37,250,000	37,250,000
Procter & Gamble International Funding SCA, 2.308%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 2.577%, 10/9/2009	25,000,000	25,000,000
Royal Bank of Canada, 144A, 0.733%, 7/15/2009	25,000,000	25,000,000
Svenska Handelsbanken AB, 144A, 1.509%, 5/26/2009	12,000,000	12,000,000
Toyota Motor Credit Corp., 0.5%, 3/12/2009	15,000,000	15,000,000

Total Short Term Notes (Cost $628,344,969)		628,344,969
Government & Agency Obligations 17.9%
US Government Sponsored Agencies 16.4%
Federal Home Loan Bank:
0.51% *, 4/3/2009	12,700,000	12,700,000
2.35% **, 2/11/2009	22,000,000	21,985,639
2.36% **, 5/12/2009	15,000,000	14,901,667
2.5% **, 4/14/2009	38,000,000	37,810,000
2.74% **, 2/24/2009	22,500,000	22,460,613
3.0% **, 4/20/2009	22,000,000	21,857,000
5.375%, 7/17/2009	70,000,000	71,560,141
Federal Home Loan Mortgage Corp.:
0.55% **, 8/3/2009	24,000,000	23,932,900
1.3% **, 4/2/2009	47,500,000	47,397,083
1.4% **, 7/10/2009	48,000,000	47,703,200
1.75% **, 5/27/2009	25,000,000	24,860,243
1.8% **, 5/26/2009	41,470,000	41,233,621
2.359% **, 3/19/2009	22,000,000	21,932,252
Federal National Mortgage Association:
0.45% **, 5/20/2009	55,450,000	55,375,143
1.25% **, 6/11/2009	47,000,000	46,787,847
1.5% **, 5/28/2009	48,000,000	47,768,000
1.6% **, 7/1/2009	48,000,000	47,680,000
1.7% **, 6/30/2009	25,000,000	24,824,097
1.75% **, 5/29/2009	45,000,000	44,744,063
1.9% **, 7/27/2009	55,000,000	54,489,111
2.408% **, 3/19/2009	26,000,000	25,918,273
2.75% **, 3/16/2009	40,000,000	39,868,611

		797,789,504
US Treasury Obligations 1.5%
US Treasury Bills:
0.3% **, 7/23/2009	25,000,000	24,964,166
0.345% **, 7/30/2009	24,000,000	23,958,830
0.99% **, 5/15/2009	22,500,000	22,436,269

		71,359,265

Total Government & Agency Obligations (Cost $869,148,769)		869,148,769
Repurchase Agreements 9.7%
Banc of America Securities LLC, 0.28%, dated 1/30/2009, to be repurchased at $100,999,043 on 2/2/2009 (a)	100,996,686	100,996,686
BNP Paribas, 0.3%, dated 1/30/2009, to be repurchased at $100,002,500 on 2/2/2009 (b)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.29%, dated 1/30/2009, to be repurchased at $271,879,570 on 2/2/2009 (c)	271,873,000	271,873,000

Total Repurchase Agreements (Cost $472,869,686)		472,869,686

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,915,537,040) †			101.1	4,915,537,040
Other Assets and Liabilities, Net			(1.1)	(51,995,584)

Net Assets			100.0	4,863,541,456

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $4,915,537,040.
(a)	Collateralized by $100,593,545 Federal National Mortgage Association, 5.0%, maturing on 7/1/2035 with a value of $103,016,620.
(b)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
46,332,536	Federal Home Loan Mortgage Corp.	4.0-7.0	5/1/2019-1/1/2038	47,777,693
53,094,963	Federal National Mortgage Association	4.5-6.5	2/1/2022-9/1/2038	54,222,308
Total Collateral Value				102,000,001
(c)	Collateralized by $226,837,300 US Treasury Inflation-Indexed Note, 3.0%, maturing on 7/15/2012 with a value of $277,310,497.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	4,915,537,040
Level 3	-
Total	$ 4,915,537,040

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009